Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 3,779,082	$ 13,567	$ 1,578,828
Accounts receivable, net		7,264	18,839,050
Other receivables	796,948	646,690	3,452,568
Loans to third parties, net	4,800,000	4,800,000	39,849,517
Prepayments and advance to suppliers	8,728
Prepayments		17,047	41,279
Advance for investment			837,802
Due from related parties	75,351	76,466	184,961
Total Current Assets	9,460,109	5,561,034	64,784,005
Non-current assets
Property and Equipment, net	797	1,503	250,886
Intangible assets, net	1,206	1,940	3,426
Long-term office rental deposit
Long-term prepayment	2,793	4,580	8,377
Goodwill
Deferred Tax Assets			1,798,398
Total Assets	9,464,905	5,569,057	66,845,092
Current liabilities
Accrued payroll	606,674	621,483	766,383
Accounts payable
Advance from customers			95,118
Other payables and accruals	225,792	201,469	271,467
Due to related party	334,650	279,925	32,005
Taxes payable	946,930	986,195	798,999
Total Current Liabilities	2,114,046	2,089,072	1,963,972
Provision of other liabilities	945,873	959,881
Deferred tax liabilities
Total Liabilities	3,059,919	3,048,953	1,963,972
Shareholders' equity
Common Stock ($0.005 par value, unlimited shares authorized,5,693,426 and 4,422,837 shares issued and outstanding at June 30, 2020 and December 31, 2019, December 31, 2018)	28,467	22,114	22,114
Additional paid in capital	32,934,692	28,441,045	28,441,045
Statutory reserve	2,949,930	2,949,930	2,912,529
Retained earnings	(26,019,942)	(25,379,699)	36,653,460
Accumulated other comprehensive loss	(3,488,161)	(3,513,286)	(3,148,028)
Total Shareholders' Equity	6,404,986	2,520,104	64,881,120
Total Liabilities and Shareholders' Equity	$ 9,464,905	$ 5,569,057	$ 66,845,092